Mergers and Acquisitions (Purchase Price Allocation) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Dec. 08, 2016	Mar. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 2,740.8	$ 2,700.5		$ 534.8
Starz
Business Acquisition [Line Items]
Cash and cash equivalents			$ 73.5
Accounts receivable			254.9
Investment in films and television programs and program rights			851.9
Property and equipment			121.4
Investments			12.1
Intangible assets			2,071.0
Other assets			139.9
Accounts payable and accrued liabilities			(143.1)
Corporate debt and capital lease obligations			(1,013.1)
Deferred tax liabilities			(713.6)
Other liabilities			(165.0)
Fair value of net assets acquired			1,489.9
Goodwill			2,177.0
Total purchase consideration			$ 3,666.9